Stockholders’ Equity - Schedule of Valuation Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions Used for Options Granted [Line Items]
Expected dividends	0.00%	0.00%	0.00%
Expected life of option		10 years	10 years
Minimum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)		$ 5	$ 35.6
Expected volatility		363.00%	215.44%
Risk free interest rate		4.04%	4.17%
Maximum [Member]
Schedule of Assumptions Used for Options Granted [Line Items]
Exercise Price (in Dollars per share)		$ 7.4	$ 38.4
Expected volatility		366.01%	218.11%
Risk free interest rate		4.57%	4.69%